Financial expenses and income - Financial Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Income [Line Items]
Total finance revenues	$ 14,443	$ 5,952	$ 2,411
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Financial Income [Line Items]
Gain in the fair value of market liquid investment	11,215	803	1,816
Interest income on tax obligations	4,921	1,107	0
Other Interest income	1,099	910	534
Total finance revenues	$ 17,235	$ 2,820	$ 2,350